20. INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	4.01%
Hydroelectric Generation [Member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	19.74%
Wind Power Generation [Member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	16.90%
Administration [Member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	16.03%
Distribution [Member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	3.88%
Gas [Member]
Disclosure of detailed information about intangible assets [line items]
Annual average amortization rate	2.87%